Schedule of Acquired Intangibles (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Acquisition Goodwill And Other Intangible Assets [Line Items]
Acquired intangibles subject to amortization	$ 524,870
Acquired Finite-lived Intangible Assets, Useful Life	81 years 8 months 12 days
Acquired intangibles not subject to amortization	34,407
Acquired Intangibles, total	559,277
Customer Relationships
Acquisition Goodwill And Other Intangible Assets [Line Items]
Acquired intangibles subject to amortization	20,150
Acquired Finite-lived Intangible Assets, Useful Life	12 years
Operating Permits
Acquisition Goodwill And Other Intangible Assets [Line Items]
Acquired intangibles subject to amortization	487,100
Acquired Finite-lived Intangible Assets, Useful Life	87 years 3 months 18 days
Use Rights And Other
Acquisition Goodwill And Other Intangible Assets [Line Items]
Acquired intangibles subject to amortization	4,820
Acquired Finite-lived Intangible Assets, Useful Life	8 years 2 months 12 days
Trade names
Acquisition Goodwill And Other Intangible Assets [Line Items]
Acquired intangibles subject to amortization	12,800
Acquired Finite-lived Intangible Assets, Useful Life	6 years
Acquired intangibles not subject to amortization	14,380
Use Rights
Acquisition Goodwill And Other Intangible Assets [Line Items]
Acquired intangibles not subject to amortization	$ 20,027